Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-based compensation
Summary of share options

		Weighted-	Weighted-
		average	average
	Number of	exercise price	remaining
	options	(CHF)	term (years)
Outstanding at January 1, 2024	4,949,177	4.11	7.2
Forfeited during the year	(135,118)	3.28	—
Expired during the year	(205,634)	5.41	—
Exercised during the year	(4,278)	3.11	—
Granted during the year	406,680	3.40	—
Outstanding at December 31, 2024	5,010,827	4.50	6.3
Exercisable at December 31, 2024	4,097,932	4.79	5.9
Outstanding at January 1, 2025	5,010,827	4.50	6.3
Forfeited during the period	(53,954)	3.42	—
Expired during the period	(51,448)	1.81	—
Exercised during the period	(15,000)	0.15
Granted during the period	369,231	2.63	—
Outstanding at June 30, 2025	5,259,656	4.42	6.3
Exercisable at June 30, 2025	4,490,957	4.69	6.0

Summary of restricted share awards

		Weighted-
		average
	Number of	grant date fair
	shares	value (CHF)
Non-vested at January 1, 2024	1,003,743	1.97
Forfeited during the year	(97,841)	3.26
Exercised during the year	(99,018)	2.54
Granted during the year	1,094,876	4.04
Vested during the year	(1,064,554)	3.05
Non-vested at December 31, 2024	822,740	3.12
Vested and exercisable at December 31, 2024	1,377,903	3.25
Non-vested at December 31, 2024	822,740	3.12
Forfeited during the period	(74,085)	3.44
Exercised during the period	(56,630)	2.72
Cancelled during the period	(34,612)	2.04
Granted during the period	1,303,342	2.43
Vested during the period	(491,585)	2.60
Non-vested at June 30, 2025	1,549,046	2.72
Vested and exercisable at June 30, 2025	1,789,612	3.09